UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21494
Nuveen Floating Rate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Fund (JFR)
April 30, 2009

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 124.0% (86.9% of Total Investments) (4)

	Aerospace & Defense – 0.8% (0.6% of Total Investments)

$2,300	Transdigm, Inc., Term Loan B	3.227%	6/23/13	BB-	$2,117,917
792	Vought Aircraft Industries, Inc., Term Loan	2.930%	12/22/11	Ba3	626,771
364	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	3.001%	12/22/10	Ba3	263,636

3,456	Total Aerospace & Defense				3,008,324

	Airlines – 3.1% (2.2% of Total Investments)

2,504	ACTS Aero Technical Support & Services, Inc., Term Loan, (5)	7.372%	10/16/14	N/R	488,211
1,960	Delta Air Lines, Inc., Credit Linked Deposit	2.478%	4/30/12	Ba2	1,328,880
1,975	Delta Air Lines, Inc., Term Loan	3.739%	4/30/14	B	1,021,175
5,887	Northwest Airlines, Inc., DIP Term Loan	2.460%	12/31/10	BB-	5,456,060
6,109	United Air Lines, Inc., Term Loan B	2.456%	2/01/14	B+	3,102,185

18,435	Total Airlines				11,396,511

	Auto Components – 1.8% (1.3% of Total Investments)

6,543	Federal-Mogul Corporation, Tranche B, Term Loan, DD1	2.430%	12/29/14	BB-	3,740,667
3,781	Federal-Mogul Corporation, Tranche C, Term Loan, DD1	2.389%	12/28/15	BB-	2,161,618
1,000	Goodyear Tire & Rubber Company, Term Loan	2.190%	4/30/14	Ba1	840,179

11,324	Total Auto Components				6,742,464

	Building Products – 5.2% (3.7% of Total Investments)

1,592	Atrium Companies, Inc., Term Loan	12.494%	5/31/12	CCC-	336,751
5,000	Building Materials Corporation of America, Term Loan, Second Lien	6.250%	9/15/14	Caa2	2,925,000
7,805	Building Materials Corporation of America, Term Loan	3.250%	2/22/14	B+	5,882,647
8,187	Stile Acquisition Corporation, Canadian Term Loan	4.250%	4/05/13	Caa3	4,008,885
8,278	Stile Acquisition Corporation, Term Loan B	4.250%	4/05/13	Caa3	4,053,107
3,900	TFS Acquisition, Term Loan	4.720%	8/11/13	B2	1,803,750

34,762	Total Building Products				19,010,140

	Capital Markets – 0.6% (0.4% of Total Investments)

316	BNY Convergex Group LLC, Incremental Term Loan	3.424%	10/02/13	B+	286,575
2,140	BNY Convergex Group LLC, Term Loan	3.430%	10/02/13	B+	1,942,331

2,456	Total Capital Markets				2,228,906

	Chemicals – 6.2% (4.3% of Total Investments)

1,400	Celanese US Holdings LLC, Credit Linked Deposit	2.001%	4/02/14	BB+	1,246,319
1,529	Foamex LP, Term Loan B, (5)	7.500%	2/12/13	D	440,794
2,495	Georgia Gulf Corporation, Term Loan, WI/DD	TBD	TBD	B3	1,613,360
6,025	Hexion Specialty Chemicals, Inc., Term Loan C1, DD1	3.500%	5/05/13	B1	2,986,643
1,309	Hexion Specialty Chemicals, Inc., Term Loan C2, DD1	3.500%	5/05/13	B1	648,784
3,616	Huntsman International LLC, Term Loan	2.178%	4/19/14	Ba1	3,001,470
3,728	Ineos US Finance LLC, Tranche B2	7.501%	12/16/13	CCC+	2,000,729
3,728	Ineos US Finance LLC, Tranche C2	8.001%	12/16/14	CCC+	2,000,729
440	JohnsonDiversey, Inc., Term Loan	3.184%	12/16/11	Ba2	417,083
1,440	Lucite International, Term Loan B1	2.680%	7/07/13	B+	1,396,985
510	Lucite International, Term Loan B2	2.680%	7/07/13	B+	494,700
2,000	LyondellBasell Finance Company, Term Loan B2, (5), (6), DD1	7.000%	12/22/14	Caa2	640,000
2,424	Rockwood Specialties Group, Inc., Term Loan E	2.178%	7/30/12	BB	2,186,528
988	Solutia, Inc., Term Loan	8.500%	2/28/14	B1	779,199
3,950	Univar, Inc., Term Loan	4.220%	10/10/14	B+	2,582,313

35,582	Total Chemicals				22,435,636

	Commercial Services & Supplies – 1.4% (1.0% of Total Investments)

945	NCO Financial Systems, Inc., Term Loan	7.017%	5/15/13	Ba3	666,207
4,367	Rental Services Corporation, Term Loan	4.506%	11/27/13	B-	2,838,372
1,082	Workflow Holdings Corporation, Term Loan	8.000%	11/30/11	Caa1	557,388
1,749	Xerium Technologies, Inc., Term Loan B	6.720%	5/21/12	B-	1,097,433

8,143	Total Commercial Services & Supplies				5,159,400

	Communications Equipment – 0.3% (0.2% of Total Investments)

1,926	Aspect Software, Inc., Term Loan B	4.250%	7/11/11	B1	1,261,666

	Construction Materials – 0.6% (0.4% of Total Investments)

4,000	McJunkin Red Man Holding Corporation, Term Loan	3.678%	1/31/14	B-	2,313,334

	Consumer Finance – 0.2% (0.2% of Total Investments)

2,788	Peach Holdings, Inc., Term Loan	5.105%	11/30/13	B	822,313

	Containers & Packaging – 1.8% (1.2% of Total Investments)

490	Amscan Holdings, Inc., Term Loan	3.648%	5/25/13	B1	421,400
3,643	Graham Packaging Company, L.P., Term Loan	2.758%	10/07/11	B+	3,298,813
487	Smurfit-Stone Container Corporation, Canadian Revolver	3.199%	1/28/10	D	382,586
295	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	0.000%	1/28/10	D	227,402
336	Smurfit-Stone Container Corporation, Term Loan B	2.820%	1/28/10	D	258,789
633	Smurfit-Stone Container Corporation, Term Loan C	2.820%	1/28/10	D	492,204
191	Smurfit-Stone Container Corporation, Tranche C1	2.820%	1/28/10	D	148,815
1,472	Smurfit-Stone Container Corporation, US Revolver	2.724%	1/28/10	D	1,155,641

7,547	Total Containers & Packaging				6,385,650

	Diversified Consumer Services – 1.9% (1.3% of Total Investments)

4,860	Cengage Learning Acquisitions, Inc., Term Loan	2.930%	7/05/14	B+	3,607,560
3,947	West Corporation, Term Loan	2.703%	10/24/13	BB-	3,341,064

8,807	Total Diversified Consumer Services				6,948,624

	Diversified Financial Services – 0.3% (0.2% of Total Investments)

1,796	Fox Acquisition Sub LLC, Term Loan B	7.250%	7/14/15	B	1,104,433

	Diversified Telecommunication Services – 5.9% (4.1% of Total Investments)

3,196	Intelsat, Tranche B, Term Loan A	2.989%	1/03/14	BB-	2,925,992
3,195	Intelsat, Tranche B, Term Loan B	2.989%	1/03/14	BB-	2,925,103
3,195	Intelsat, Tranche B, Term Loan C	2.989%	1/03/14	BB-	2,925,103
3,851	Intelsat, Tranche B, Term Loan	2.989%	7/01/13	BB-	3,550,853
6,800	Level 3 Financing, Inc., Term Loan	3.195%	3/13/14	B+	5,477,400
3,840	MetroPCS Wireless, Inc., Term Loan	3.168%	11/03/13	Ba2	3,596,265

24,077	Total Diversified Telecommunication Services				21,400,716

	Electric Utilities – 3.6% (2.5% of Total Investments)

1,611	Calpine Corporation, DIP Revolver, (7)	2.577%	3/31/14	B+	937,037
7,810	Calpine Corporation, DIP Term Loan	4.095%	3/29/14	B+	6,680,297
3,913	TXU Corporation, Term Loan B2	3.969%	10/10/14	B+	2,658,334
3,940	TXU Corporation, Term Loan B3	3.969%	10/10/14	B+	2,671,588

17,274	Total Electric Utilities				12,947,256

	Electrical Equipment – 1.0% (0.7% of Total Investments)

4,834	Allison Transmission Holdings, Inc., Term Loan	3.219%	8/07/14	B	3,490,181

	Electronic Equipment & Instruments – 0.2% (0.1% of Total Investments)

973	Sensata Technologies B.V., Term Loan	2.803%	4/27/13	B	688,044

	Energy Equipment & Services – 0.4% (0.3% of Total Investments)

953	PGS Finance, Inc., Term Loan	2.970%	6/29/15	Ba2	831,783
1,500	SemGroup, L.P., Term Loan B2, WI/DD	TBD	TBD	Caa3	635,000

2,453	Total Energy Equipment & Services				1,466,783

	Food Products – 1.1% (0.8% of Total Investments)

465	Dole Food Company, Inc., Deposit-Funded Commitment	7.979%	4/12/13	Ba3	445,090
815	Dole Food Company, Inc., Term Loan B	7.965%	4/12/13	Ba3	780,069
3,037	Dole Food Company, Inc., Term Loan C	7.974%	4/12/13	Ba3	2,906,607

4,317	Total Food Products				4,131,766

	Health Care Providers & Services – 11.1% (7.8% of Total Investments)

152	Community Health Systems, Inc., Delayed Term Loan, DD1	2.678%	7/25/14	BB	137,185
2,962	Community Health Systems, Inc., Term Loan, DD1	3.447%	7/25/14	BB	2,681,057
1,755	HCA, Inc., Term Loan A	3.220%	11/18/12	BB	1,592,836
5,661	HCA, Inc., Term Loan, DD1	3.470%	11/18/13	BB	5,122,887
9,289	Health Management Associates, Inc., Term Loan	2.970%	2/28/14	BB-	8,082,857
1,477	HealthSouth Corporation, Term Loan	2.959%	3/10/13	BB-	1,340,140
1,784	IASIS Healthcare LLC, Delayed Term Loan	2.428%	3/14/14	Ba2	1,588,535
479	IASIS Healthcare LLC, Letter of Credit	0.335%	3/14/14	Ba2	426,810
1,036	IASIS Healthcare LLC, PIK Term Loan	6.289%	6/15/14	CCC+	556,166
5,155	IASIS Healthcare LLC, Term Loan	2.428%	3/14/14	Ba2	4,590,560
1,144	Invacare Corporation, Term Loan B	3.212%	2/12/13	BB	1,009,580
3,860	LifeCare, Term Loan B	5.290%	8/11/12	B2	2,340,125
519	LifePoint Hospitals, Inc.,Term Loan B	2.885%	4/15/12	Ba1	492,909
2,880	Select Medical Corporation, Term Loan	3.251%	2/24/12	Ba2	2,560,320
8,507	Vanguard Health Holding Company II LLC, Replacement Term Loan	2.678%	9/23/11	Ba3	8,041,887

46,660	Total Health Care Providers & Services				40,563,854

	Health Care Technology – 0.5% (0.3% of Total Investments)

1,833	Emdeon Business Services LLC, Term Loan	2.848%	11/18/13	BB-	1,677,328

	Hotels, Restaurants & Leisure – 9.7% (6.8% of Total Investments)

9,162	24 Hour Fitness Worldwide, Inc., Term Loan B	3.311%	6/08/12	Ba3	6,046,601
111	Ameristar Casinos, Inc., Term Loan B	4.506%	11/10/12	BB+	99,965
174	Buffets, Inc., 1st Lien Exit Term Loan	18.000%	4/30/12	N/R	163,354
28	Buffets, Inc., DIP Term Loan	0.000%	1/22/09	N/R	2,367
280	Buffets, Inc., DIP Rollover Term Loan	0.000%	1/22/09	N/R	23,480
84	Buffets, Inc., Letter of Credit	8.709%	5/01/13	N/R	7,024
581	Buffets, Inc., Term Loan	0.000%	11/01/13	N/R	48,635
763	CBRL Group, Inc., Term Loan B1	2.688%	4/27/13	BB-	675,976
92	CBRL Group, Inc., Term Loan B2	2.010%	4/28/13	BB-	81,320
974	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	B+	642,517
4,819	Cedar Fair LP, Term Loan	2.428%	8/30/12	BB-	4,388,890
667	Fontainebleau Las Vegas LLC, Delayed Term Loan	3.685%	6/06/14	CCC	110,000
3,333	Fontainebleau Las Vegas LLC, Term Loan, DD1	4.527%	6/06/14	CCC	550,000
642	Isle of Capri Casinos, Inc., Delayed Term Loan A, DD1	2.970%	11/25/13	B+	519,963
730	Isle of Capri Casinos, Inc., Delayed Term Loan B, DD1	2.178%	11/25/13	B+	591,226
1,825	Isle of Capri Casinos, Inc., Delayed Term Loan, DD1	2.970%	11/25/13	B+	1,478,064
4,937	Orbitz Worldwide, Inc., Term Loan, DD1	3.970%	7/25/14	BB-	1,818,635
1,965	Travelport LLC, Delayed Term Loan	2.678%	8/23/13	Ba2	1,346,025
981	Travelport LLC, Letter of Credit	3.470%	8/23/13	Ba2	662,201
4,891	Travelport LLC, Term Loan	2.965%	8/23/13	Ba2	3,300,269
3,310	Venetian Casino Resort LLC, Delayed Term Loan	2.180%	5/23/14	B-	2,017,423
13,434	Venetian Casino Resort LLC, Term Loan	2.180%	5/23/14	B-	8,188,848
4,067	Wintergames Holdings, Term Loan A	7.930%	12/22/13	N/R	2,745,458

57,850	Total Hotels, Restaurants & Leisure				35,508,241

	Household Durables – 0.1% (0.1% of Total Investments)

338	Rent-A-Center Inc., Term Loan B	2.219%	6/30/12	BB+	321,195

	Household Products – 0.7% (0.5% of Total Investments)

2,484	Prestige Brands, Inc., Term Loan B	2.678%	4/06/11	BB-	2,397,446

	Independent Power Producers & Energy Traders – 1.7% (1.2% of Total Investments)

2,268	NRG Energy, Inc., Credit Linked Deposit	2.720%	2/01/13	Ba1	2,116,474
4,245	NRG Energy, Inc., Term Loan	2.720%	2/01/13	Ba1	3,961,218

6,513	Total Independent Power Producers & Energy Traders				6,077,692

	Insurance – 1.9% (1.3% of Total Investments)

16,372	Conseco, Inc., Term Loan	6.500%	10/10/13	Caa1	6,876,287

	Internet Software & Services – 0.6% (0.4% of Total Investments)

772	Open Solutions, Inc., Term Loan B, WI/DD	TBD	TBD	BB-	424,665
3,000	Sabre, Inc., Term Loan	3.068%	9/30/14	B1	1,670,250

3,772	Total Internet Software & Services				2,094,915

	IT Services – 3.8% (2.7% of Total Investments)

3,910	First Data Corporation, Term Loan B2	3.189%	9/24/14	Ba3	2,866,630
1,975	First Data Corporation, Term Loan B3	3.189%	9/24/14	Ba3	1,447,877
2,047	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan, DD1	4.180%	7/28/12	B+	1,329,683
633	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.678%	3/02/14	CCC+	207,417
3,218	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, DD1	4.180%	7/28/12	B+	2,317,190
6,251	SunGard Data Systems, Inc., Term Loan B	2.670%	2/28/14	BB	5,642,264

18,034	Total IT Services				13,811,061

	Leisure Equipment & Products – 1.9% (1.3% of Total Investments)

10,840	Bombardier Recreational Products, Inc., Term Loan	3.950%	6/28/13	Caa1	5,528,535
5,000	Wimar OpCo LLC, Term Loan, (6)	6.500%	1/03/12	N/R	1,387,500

15,840	Total Leisure Equipment & Products				6,916,035

	Machinery – 2.6% (1.8% of Total Investments)

4,988	Manitowoc Company, Term Loan	6.500%	11/06/14	BB+	3,830,400
933	Navistar International Corporation, Synthetic Letter of Credit	3.678%	1/19/12	Ba3	763,666
2,567	Navistar International Corporation, Term Loan	3.678%	1/19/12	Ba3	2,100,083
3,389	Oshkosh Truck Corporation, Term Loan	7.243%	12/06/13	B+	2,798,234

11,877	Total Machinery				9,492,383

	Media – 21.7% (15.2% of Total Investments)

1,944	American Media Operations, Inc., Term Loan	10.000%	1/13/13	B-	1,075,204
5,852	Cequel Communications LLC, Term Loan B	2.477%	11/05/13	BB-	5,319,803
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	6.750%	3/06/14	B1	2,004,000
10,867	Charter Communications Operating Holdings LLC, Term Loan, DD1	4.464%	3/06/14	B1	9,196,550
1,726	Gray Television, Inc., Term Loan B	7.000%	12/31/14	CCC+	763,835
7,611	Idearc, Inc., Term Loan	4.250%	11/17/14	Caa3	2,994,671
15,513	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	3.678%	4/08/12	N/R	7,607,906
8,611	Neilsen Finance LLC, Term Loan	2.469%	8/09/13	Ba3	7,323,103
640	NextMedia Operating, Inc., Delayed Term Loan	6.250%	11/15/12	CCC+	315,839
1,443	NextMedia Operating, Inc., Term Loan, First Lien	6.250%	11/15/12	CCC+	711,922
4,721	Philadelphia Newspapers, Term Loan, (5), (6)	7.750%	6/29/13	N/R	1,164,392
2,978	Readers Digest Association, Inc., Term Loan, DD1	3.287%	3/02/14	CCC	1,020,055
3,751	SFX Entertainment, Inc., Term Loan	4.136%	6/20/13	Ba3	3,188,561
1,959	Spanish Broadcasting System, Inc., Term Loan B, DD1	2.970%	6/10/12	CCC+	719,823
15,682	Tribune Company, Term Loan B, (5), (6)	5.250%	6/04/14	Ca	4,601,819
2,048	Tribune Company, Term Loan X, (5), (6)	5.000%	6/04/09	Ca	598,016
25,000	Univision Communications, Inc., Term Loan	2.678%	9/29/14	B2	15,381,250
3,000	UPC Broadband Holding BV, Term Loan N	2.315%	12/31/14	Ba3	2,778,750
310	Valassis Communications, Inc., Delayed Term Loan	2.180%	3/02/14	Ba2	265,502
899	Valassis Communications, Inc., Tranche B, Term Loan	2.180%	3/02/14	Ba2	770,630
9,005	WMG Acquisition Corporation, Term Loan	2.804%	2/28/11	BB	8,333,759
6,025	Yell Group PLC, Term Loan	3.428%	10/27/12	B+	3,109,331

132,585	Total Media				79,244,721

	Metals & Mining – 2.3% (1.6% of Total Investments)

660	Aleris International, Inc., DIP Term Loan, (6), (7)	5.200%	2/12/10	N/R	423,179
1,874	Amsted Industries, Inc., Delayed Term Loan	3.243%	4/06/13	BB	1,714,759
2,580	Amsted Industries, Inc., Term Loan	3.151%	4/06/13	BB	2,361,155
983	Edgen Murray II LP, Term Loan	3.703%	5/11/14	B	621,431
4,531	John Maneely Company, Term Loan	4.110%	12/08/13	B+	3,290,913

10,628	Total Metals & Mining				8,411,437

	Oil, Gas & Consumable Fuels – 4.7% (3.3% of Total Investments)

1,139	Alon Refining Krotz Springs, Inc., Term Loan, WI/DD	TBD	TBD	B+	825,707
113	Alon USA Energy, Inc., Edgington Facility	3.421%	6/22/13	BB	52,215
903	Alon USA Energy, Inc., Paramount Facility	2.857%	6/22/13	BB	417,723
1,392	Big West Oil LLC, Delayed Term Loan, WI/DD	TBD	TBD	Ca	1,127,848
1,108	Big West Oil LLC, Term Loan, WI/DD	TBD	TBD	Ca	897,152
1,960	Brand Energy & Infrastructure Services, Inc.,Term Loan B	3.493%	2/07/14	B1	1,332,800
412	Calumet Lubricants Company LP, Credit Linked Deposit, DD1	5.016%	1/03/15	B1	272,063
3,084	Calumet Lubricants Company LP, Term Loan, DD1	5.234%	1/03/15	B1	2,035,696
2,970	CCS Income Trust, Term Loan	3.428%	11/14/14	BB-	1,559,211
134	Coffeyville Resources LLC, Credit Linked Deposit	8.750%	12/28/10	BB-	108,220
432	Coffeyville Resources LLC, Tranche D, Term Loan	8.750%	12/28/13	BB-	347,682
1,959	Quicksilver Resource, Inc., Term Loan	6.750%	8/08/13	B2	1,714,394
7,986	Western Refining, Inc., Term Loan	8.250%	5/30/14	BB-	6,408,587

23,592	Total Oil, Gas & Consumable Fuels				17,099,298

	Paper & Forest Products – 0.3% (0.2% of Total Investments)

1,970	Wilton Products, Term Loan	3.698%	11/16/14	B+	935,750

	Pharmaceuticals – 0.5% (0.3% of Total Investments)

2,000	Graceway Pharmaceuticals Inc, Term Loan, WI/DD	TBD	TBD	BB	627,200
879	Warner Chilcott Corporation, Tranche B, Term Loan	2.873%	1/18/12	BB	829,596
308	Warner Chilcott Corporation, Tranche C, Term Loan	2.428%	1/18/12	BB	290,954

3,187	Total Pharmaceuticals				1,747,750

	Real Estate Management & Development – 4.4% (3.1% of Total Investments)

7,303	Capital Automotive LP, Term Loan	2.260%	12/15/10	Ba1	4,801,479
14,080	LNR Property Corporation, Term Loan B	4.000%	7/12/11	BB	7,518,720
5,895	Realogy Corporation, Delayed Term Loan	4.159%	10/10/13	Caa1	3,842,422

27,278	Total Real Estate Management & Development				16,162,621

	Road & Rail – 4.8% (3.4% of Total Investments)

667	Hertz Corporation, Letter of Credit	2.977%	12/21/12	Ba1	541,000
3,650	Hertz Corporation, Term Loan	2.215%	12/21/12	Ba1	2,962,112
22,961	Swift Transportation Company, Inc., Term Loan	3.813%	5/10/14	B-	14,106,636

27,278	Total Road & Rail				17,609,748

	Semiconductors & Equipment – 0.5% (0.3% of Total Investments)

2,912	Freescale Semiconductor, Inc., Term Loan	2.259%	12/01/13	B2	1,715,562

	Software – 2.4% (1.7% of Total Investments)

6,000	Dealer Computer Services, Inc., Term Loan, Second Lien	5.928%	10/26/13	B	2,175,000
7,528	Dealer Computer Services, Inc., Term Loan	2.428%	10/26/12	BB	5,304,430
2,000	IPC Systems, Inc., Term Loan, Second Lien	6.500%	5/31/15	CCC+	393,333
1,853	IPC Systems, Inc., Term Loan	3.470%	5/31/14	B+	1,022,391

17,381	Total Software				8,895,154

	Specialty Retail – 7.7% (5.4% of Total Investments)

5,287	Blockbuster, Inc., Tranche B, Term Loan	5.825%	8/20/11	B1	3,616,151
4,149	Burlington Coat Factory Warehouse Corporation, Term Loan	2.680%	5/28/13	B3	2,893,656
702	J Crew Operating Corporation, Term Loan	2.188%	5/15/13	BB+	596,491
7,463	Michaels Stores, Inc., Term Loan	2.696%	10/31/13	B	5,189,169
4,735	Sally Holdings LLC, Term Loan	3.005%	11/16/13	BB	4,297,270
5,985	Toys “R” Us – Delaware, Inc., Term Loan B	4.697%	7/19/12	BB-	4,726,072
10,856	TRU 2005 RE Holding Co I LLC, Term Loan	3.509%	12/08/09	B3	6,866,186

39,177	Total Specialty Retail				28,184,995

	Textiles, Apparel & Luxury Goods – 0.2% (0.2% of Total Investments)

1,000	HBI Branded Apparel Limited, Inc., Term Loan, Second Lien	4.842%	3/05/14	BB-	905,000

	Trading Companies & Distributors – 0.9% (0.6% of Total Investments)

1,824	Ashtead Group Public Limited Company, Term Loan	2.250%	8/31/11	BB+	1,650,720
393	Brenntag Holdings GmbH & Co. KG, Acquisition Facility	2.505%	1/20/14	B+	318,109
1,607	Brenntag Holdings GmbH & Co. KG, Facility B2	3.175%	1/20/14	B+	1,301,891

3,824	Total Trading Companies & Distributors				3,270,720

	Wireless Telecommunication Services – 2.6% (1.9% of Total Investments)

11,000	Asurion Corporation, Term Loan	3.775%	7/03/14	N/R	9,608,500

$678,335	Total Variable Rate Senior Loan Interests (cost $641,287,066)				452,469,840

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 8.3% (5.8% of Total Investments)

	Diversified Telecommunication Services – 1.3% (0.9% of Total Investments)

$5,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	4.266%	6/15/13	BBB-	$4,550,000

	Energy Equipment & Services – 1.3% (0.9% of Total Investments)

5,000	Williams Companies Inc., Floating Rate Note, 2.000% plus three-month LIBOR, 144A	3.016%	10/01/10	BBB-	4,702,125

	Food Products – 0.9% (0.6% of Total Investments)

1,528	Dole Food Company	8.625%	5/01/09	B-	1,528,000
1,780	Dole Food Company	8.875%	3/15/11	B-	1,673,200

3,308	Total Food Products				3,201,200

	Health Care Providers & Services – 0.9% (0.6% of Total Investments)

2,000	HCA Inc., 144A	8.500%	4/15/19	BB	2,022,500
2,000	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	7.315%	9/15/15	CCC	1,135,000

4,000	Total Health Care Providers & Services				3,157,500

	Hotels, Restaurants & Leisure – 1.4% (1.0% of Total Investments)

7,900	Mohegan Tribal Gaming Authority	8.000%	4/01/12	CCC+	5,174,500

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

1,000	SemGroup LP, 144A, (5), (8)	8.750%	11/15/15	N/R	37,500

	Paper & Forest Products – 0.4% (0.3% of Total Investments)

500	Verso Paper Holdings LLC, Series B	9.125%	8/01/14	B-	232,500
4,000	Verso Paper Holdings LLC, Series B, Floating Rate Note, 3.750% plus three-month LIBOR	4.766%	8/01/14	B-	1,370,000

4,500	Total Paper & Forest Products				1,602,500

	Real Estate Investment Trust – 0.6% (0.4% of Total Investments)

4,000	Felcor Lodging LP, Floating Rate Note, 1.875% plus six-month LIBOR	3.440%	12/01/11	B	2,300,000

	Semiconductors & Equipment – 1.3% (0.9% of Total Investments)

1,400	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	6.516%	6/01/13	BB-	1,176,000
4,320	NXP BV, 144A	10.000%	7/15/13	N/R	3,045,600
1,000	Spansion LLC, Floating Rate Note, 3.125% plus three-month LIBOR, 144A, (8)	4.141%	6/01/13	D	405,000

6,720	Total Semiconductors & Equipment				4,626,600

	Textiles, Apparel & Luxury Goods – 0.2% (0.2% of Total Investments)

1,000	HanesBrands Inc., Floating Rate Note, 3.375% plus six-month LIBOR	4.940%	12/15/14	B	770,000

$42,428	Total Corporate Bonds (cost $40,256,307)				30,121,925

Shares	Description (1)	Value

	Investment Companies – 2.0% (1.4% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund	$3,306,796
963,820	Eaton Vance Senior Income Trust	4,096,235

	Total Investment Companies (cost $11,947,776)	7,403,031

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 8.5% (5.9% of Total Investments)

$30,834	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/09, repurchase price $30,834,505, collateralized by $29,040,000 U.S. Treasury Notes, 3.500%, due 5/31/13, value $31,453,244	0.080%	5/01/09	$30,834,436

	Total Short-Term Investments (cost $30,834,436)			30,834,436

	Total Investments (cost $724,325,585) – 142.8%			520,829,232

	Borrowings – (10.6)% (9)			(38,500,000)

	Other Assets Less Liabilities – (3.4)%			(12,463,950)

	Preferred Shares, at Liquidation Value – (28.8)% (9)			(105,000,000)

	Net Assets Applicable to Common Shares – 100%			$364,865,282

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$38,237,467	$482,591,765	$—	$520,829,232

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At April 30, 2009, the cost of investments was $724,992,926.
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$3,872,058
Depreciation	(208,035,752)

Net unrealized appreciation (depreciation) of investments	$(204,163,694)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(6)	At or subsequent to April 30, 2009, this issue was under the protection of the Federal Bankruptcy Court.

(7)	Position, or portion of position, represents an unfunded Senior Loan commitment outstanding at April 30, 2009. At April 30, 2009, the Fund had unfunded Senior Loan Commitments of $1,600,362.

(8)
This issue is under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(9)	Borrowings and Preferred Shares, at Liquidation Value as a percentage of Total Investments are 7.4% and 20.2%, respectively.

N/R	Not rated.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 29, 2009